Property and Equipment, net - Additional Information (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation			$ 63	$ 65
Successor [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 20
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation		$ 7